                                                                               .
                                                                               .
                                                                               .

CONFORMED SUBMISSION TYPE:          24F-2NT
PUBLIC DOCUMENT COUNT:              1
CONFORMED PERIOD OF REPORT:         20041231
FILED AS OF DATE:

FILER:



COMPANY DATA:
 COMPANY CONFORMED NAME:                    CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A
 CENTRAL INDEX KEY:                         0000946730
 STANDARD INDUSTRIAL CLASSIFICATION:        [ ]
 IRS NUMBER:                                060303370
 STATE OF INCORPORATION:                    CT
 FISCAL YEAR END:                           12312004

FILING VALUES:
 FORM TYPE:                                 24F-2NT
 SEC ACT:
 SEC FILE NUMBER:                           033-60967
 FILM NUMBER:                               99557311

BUSINESS ADDRESS:
 STREET 1:                                  1601 CHESTNUT STREET TLP 48
 CITY:                                      PHILADELPHIA
 STATE:                                     PA
 ZIP:                                       19192-2475
 BUSINESS PHONE:                            2157611982
MAIL ADDRESS:
 STREET 1:                                  1601 CHESTNUT STREET TLP 48
 CITY:                                      PHILADELPHIA
 STATE:                                     PA
 ZIP:                                       19192-2475

OMB APPROVAL
OMB Number: 3235-0456
Expires:    July 31, 2006
Estimated average burden hours per response........ 1


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
--------------------------------------------------------------------------------
1. Name and address of issuer:
Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A 900 Cottage Grove Road, Bloomfield, CT 06002

--------------------------------------------------------------------------------
2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list series or classes) /X/

--------------------------------------------------------------------------------
3. Investment Company Act File Number:
     811-07317
   Securities Act File Number:
     33-60967

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:
     December 31, 2004

--------------------------------------------------------------------------------
4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
     Not Applicable

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c). / / Check box if this is the last time the Issuer will be filing this Form.

--------------------------------------------------------------------------------
5. Calculation of registration fee:


(i)    Aggregate sale price of securities
       sold during the fiscal year pursuant
       to section 24(f):                                              $3,814,932
                                                                      ----------


(ii)   Aggregate price of securities
       redeemed or repurchased during
       the fiscal year:                                               $2,524,934
                                                                      ----------


(iii)  Aggregate price of securities
       redeemed or repurchased during
       any prior fiscal year ending no



       earlier than October 11, 1995
       that were not previously used to
       reduce registration fees payable
       to the Commission:                                             $        0
                                                                      ----------

(iv)   Total available redemption credits
       [add Items 5(ii) and 5(iii)]:
                                                                      $2,524,934
                                                                      ----------

(v)    Net sales - if Item 5(i)is greater
       than Item 5(iv) [subtract Item 5(iv)
       from Item 5(i)]:                                               $1,289,998
                                                                      ----------

(vi)   Redemption credits available for               $(0)
       use in future years -- if Item 5(i)is          ---
       less than Item 5(iv)[subtract Item 5(iv)
       from Item 5(i)]:

(vii)  Multiplier for determining
       registration fee(See
       Instruction C.9):                                             x .00011770
                                                                     -----------

(viii) Registration fee due [multiply
       Item 5(v) by Item 5(vii)](enter
       "0" if no fee is due):                                        =$   151.83
                                                                     -----------

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.
       If there is a number of shares or other units that were registered   ---
       pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                        ---

7.     Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):           $        0
                                                                     -----------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:

                                                                     =$   151.83
                                                                     -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 03/21/05

       Method of Delivery:

                 /X/ Wire Transfer
                / /  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Peter J. Vogt
                          -----------------
                          Peter J. Vogt
                          Vice President & Senior Actuary

Date


*Please print the name and title of the signing officer below the signature.